Offerings - Offering: 1	Aug. 11, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 510,589,335.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 78,171.23
Offering Note	(1) Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest. (2) Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for fiscal year 2025.